UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended: June 30, 2005

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):      [  ] is a restatement
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Thomas H. Lee
Address:          c/o Thomas H. Lee Partners, L.P.
                  100 Federal Street, 35th Floor
                  Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles P. Holden
Title:            Vice President of Finance
Phone:            (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 29th day of July, 2005.

Thomas H. Lee
-------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------------
(Signature of Person Duly Authorized
 to Submit This Report)

Number of Other Included Managers             0

Form 13F Information Table Entry Total        4

Form 13F Information Table Value Total       $1,504,341,898


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

        Item 1              Item 2          Item 3            Item 4          Item 5
        ------              ------          ------            ------          ------

                                                                              Shares of
        Name of            Title of                         Fair Market       Principal
        Issuer              Class         CUSIP Number          Value          Amount

Endurance Specialty        Common          G30397106         143,843,189       3,803,363
Holdings, Ltd.

Fairpoint
Communications, Inc.       Common          305560104          62,445,089       3,866,569

Spectrum Brands Inc.       Common          755081106         398,057,517      12,062,349

Warner Music Group         Common          934550104         899,996,103      55,555,315

COLUMN TOTALS                                              1,504,341,898



                              ** TABLE CONTINUED **


        Item 1                       Item 6                       Item 7                        Item 8
        ------                       ------                       ------                        ------

                                                                                                Voting
                                                                  Managers                    Authority
        Name of                                                    see            --------------------------------
        Issuer                  Investment Discretion             Instr. V                     (Shares)
                          ----------------------------------
                         (a) Sole  (b) Shared as   (c) Shared                     (a) Sole    (b) Shared   (c) No
                                       Defined in      Other
                                       Instr. V

Endurance Specialty      3,803,363                                                 3,803,363
Holdings, Ltd.

Fairpoint
Communications, Inc.     3,866,569                                                 3,866,569

Spectrum Brands Inc.    12,062,349                                                12,062,349

Warner Music Group      55,555,315                                                55,555,315



                              ** TABLE COMPLETE **